LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES
18.	LOANS, FINANCING AND DEBENTURES
18.1.	Breakdown by type

		Average	Current		Non-current		Total
		annual
		interest rate -	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Type	Interest rate	%	2021	2020	2021	2020	2021	2020
In foreign currency
BNDES	UMBNDES	4.81	14,399	2,506	11,952	24,486	26,351	26,992
Bonds	Fixed	4.99	972,053	779,046	46,253,007	37,232,554	47,225,060	38,011,600
Export credits ("export prepayment")	LIBOR/Fixed	2.36	818,896	718,623	17,916,691	19,400,208	18,735,587	20,118,831
Others			782	2,516			782	2,516
			1,806,130	1,502,691	64,181,650	56,657,248	65,987,780	58,159,939

In local currency
BNDES	TJLP	7.63	67,499	276,441	312,077	1,254,222	379,576	1,530,663
BNDES	TLP	9.68	32,854	25,535	703,502	522,367	736,356	547,902
BNDES	Fixed	4.79	24,672	29,115	22,611	47,177	47,283	76,292
BNDES	SELIC	5.52	35,086	98,531	782,685	1,068,959	817,771	1,167,490
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	11.28	1,561,639	32,156	1,687,560	3,025,527	3,249,199	3,057,683
NCE ("Export credit note")	CDI	10.15	39,535	15,184	1,276,330	1,275,045	1,315,865	1,290,229
NCR ("Rural producer certificate")	CDI	10.57	7,335	2,738	273,852	273,578	281,187	276,316
Export credits ("export prepayment")	Fixed	8.06	77,694	77,570	1,314,737	1,313,661	1,392,431	1,391,231
Debentures	CDI	10.71	21,980	7,590	5,418,088	5,415,061	5,440,068	5,422,651
Others (Working capital and Industrial Development Fund (“FDI”) and fair value adjustment on business combination)			(18,887)	(24,165)		3,651	(18,887)	(20,514)
			1,849,407	540,695	11,791,442	14,199,248	13,640,849	14,739,943
			3,655,537	2,043,386	75,973,092	70,856,496	79,628,629	72,899,882

Interest on financing			1,204,490	935,010			1,204,490	935,010
Non-current funding			2,451,047	1,108,376	75,973,092	70,856,496	78,424,139	71,964,872
			3,655,537	2,043,386	75,973,092	70,856,496	79,628,629	72,899,882

18.2.	Rollforward in loans, financing and debentures

	December 31,	December 31,
	2021	2020
Beginning balance	72,899,882	63,684,326
Fundraising, net issuances	16,991,962	14,761,796
Interest accrued	3,207,278	3,286,254
Premium with early settlement	260,289	391,390
Monetary and exchange rate variation, net	4,847,320	13,365,471
Settlement of principal	(15,469,423)	(19,092,810)
Settlement of interest	(2,953,573)	(3,244,948)
Payment of premium with early settlements	(260,289)	(378,382)
Amortization of fundraising costs	103,246	87,959
Others	1,937	38,826
Ending balance	79,628,629	72,899,882

18.3.	Breakdown by maturity – non current

	2023	2024	2025	2026	2027	2028 onwards	Total
In foreign currency
BNDES	11,952						11,952
Bonds			1,876,648	2,904,133	3,859,970	37,612,256	46,253,007
Export credits ("export prepayment")		2,103,437	6,113,748	5,388,749	4,310,757		17,916,691
	11,952	2,103,437	7,990,396	8,292,882	8,170,727	37,612,256	64,181,650

In local currency
BNDES – TJLP	67,880	47,624	97,483	84,422	6,995	7,673	312,077
BNDES – TLP	18,866	18,866	17,618	23,245	91,995	532,912	703,502
BNDES – Fixed	18,610	4,001					22,611
BNDES – Selic	58,779	50,281	181,221	181,266	23,352	287,786	782,685
CRA (“Agribusiness Receivables Certificates”)	1,687,560						1,687,560
NCE ("Export credit note")			640,800	635,530			1,276,330
NCR ("Rural producer certificate")			137,500	136,352			273,852
Export credits (“export prepayment”)		1,314,737					1,314,737
Debentures			2,340,550	2,329,715		747,823	5,418,088
	1,851,695	1,435,509	3,415,172	3,390,530	122,342	1,576,194	11,791,442
	1,863,647	3,538,946	11,405,568	11,683,412	8,293,069	39,188,450	75,973,092

18.4.	Breakdown by currency

	December 31,	December 31,
	2021	2020
Brazilian Reais	13,629,978	14,727,803
U.S. Dollar	65,972,300	58,145,087
Currency basket	26,351	26,992
	79,628,629	72,899,882

18.5.	Fundraising costs

The fundraising costs are amortized based on terms agreements and effective interest rate.

			Balance to be amortized
			December 31,	December 31,
Type	Cost	Amortization	2021	2020
Bonds	434,970	173,964	261,006	238,568
CRA and NCE	125,222	103,616	21,606	32,374
Export credits ("export prepayment")	191,710	80,893	110,817	56,028
Debentures	24,467	11,455	13,012	16,039
BNDES (“IOF”) (1)	62,658	49,185	13,473	40,611
Others	18,147	16,999	1,148	1,422
	857,174	436,112	421,062	385,042

1)	Tax on Financial Operations
18.6.	Relevant transactions entered into the year
18.6.1.	Export Prepayment Agreements (“EPP”)

On February 10, 2021, the Company, through its associate Suzano Pulp and Paper Europe S.A. (“Suzano Europe”), entered into a sustainability-linked export prepayment agreement in the amount of US$1.570.000 (equivalent to R$8,481,768 on the transaction date) maturing in six years, with quarterly interest rate payment of LIBOR plus 1.15%, which may be subject to positive or negative adjustments ranging from -2bps/+2bps p.a. depending on our progress in achieving certain milestones towards satisfying key performance metrics (“KPIs”) related to our industrial water withdrawals and greenhouse gas emissions, to be confirmed by an independent external verifier.

18.6.2.	Issuance of Sustainability-linked Notes 2032 (“Notes 2032”)

On July 1, 2021, the Company, through its associate Suzano Austria GmbH ("Suzano Austria"), issued Senior Notes totaling US$1,000,000 (equivalent to R$5,005,500 on the transaction date) with yield of 3.280% p.a., with a coupon of 3.125% p.a., to be paid semi-annually, on the 15th of January and July of each year, starting on January 15, 2022, and maturing on January 15, 2032.

The Notes have environmental performance indicators (“Key Performance Indicator - KPI”) associated with a goal of (i) reducing the industrial water withdrawal intensity and (ii) achieve 30% in the representative of women in leadership positions in the Company by the end of 2025, evidencing Suzano’s commitment to a more efficient usage of natural resources in its operations and with diversity & inclusion and in convergence with the implementation of its Long Term Goal.

Under the terms of the Senior Notes 2032, from July 16, 2027 until the due date, the interest rate payable will increase by 12.5 basis points unless the Company provides confirmation to the Trustee together with a related confirmation by the External Verifier at least 30 days prior to July 16, 2027, of compliance with the target of reducing industrial water abstraction to a volume less than or equal to 26.1m³ per ton produced, calculated using the average of realized values in 2025 and 2026. In parallel, from July 16, 2026 until the due date, the interest rate payable will increase by 12.5 basis points unless the Company provides confirmation to the thereof trustee, together with a confirmation issued by the external expert at least 30 days prior to July 16, 2026, that the target of 30% or more women in leadership positions has been met by December 31, 2025. Additionally, pursuant to the Sustainability-Linked Securities Framework, the Company has committed to publish annually a Sustainability Report, together with a verification assurance report issued by the External Verifier. Thus, the new debt securities are characterized as sustainability-linked bonds, according to the principles promulgated by the Capital Markets Association.

The Notes are senior obligations and are fully guaranteed by the Company.

18.6.3.	Issuance of Sustainability-linked Notes 2028 (“Notes 2028”)

On September 8, 2021, the Company, through its associate Suzano Austria GmbH ("Suzano Austria"), issued Senior Notes totaling US$500,000 (equivalent to R$2,609,500 on the transaction date) with yield of 2.70% p.a., with a coupon of 2.50% p.a., to be paid semi-annually, on the 15th of March and September of each year, starting on March 15, 2022, and maturing on September 15, 2028.

The Notes have the same environmental performance indicators (KPI) assumed by the 2032 Senior Notes and are fully guaranteed by the Company. However, in case of non-compliance with any of the indicators, the increase in interest rates will be of 25.0 basis points by target.

18.7.	Relevant transactions settled in the year
18.7.1.	Early settlement of financing with BNDES

On February 9, 2021, the Company early settled a financing contract with BNDES, in the principal amount of R$1,454,025, with original maturity in May 2026 and monthly interest rate indexed to SELIC + 3% p.a. and TJLP + 2%, transaction cost in the amount of R$24,097 and premium payment in the amount of R$32,933.

18.7.2.	Export Prepayment Agreements (“EPP”)

On March 8, 2021, the Company, through its associate Suzano Pulp and Paper Europe S.A., partially settled the export prepayment agreement in the principal amount of US$1,666,848 (equivalent to R$9,558,205 on the transaction date), with original maturity in December 2023 and quarterly interest payments of 1.15% p.a. plus quarterly LIBOR.

On December 27, 2021 the Company, through its associate Suzano International Trade GmbH e Fibria Overseas Finance Ltd., has concluded a transaction to extend the debt maturity date of the export prepayment agreement, on total amount of US$750.000 (equivalent to R$2,910,975 on the transaction date), signed on June 14, 2019. The EPP Agreement remains with the same commercial conditions as originally agreed, at the cost of Libor + 1.15% p.a.

18.7.3.	Total Repurchase of 2024 Notes

On July 26, 2021 the Company, through its associate Fibria Overseas Finance Ltd. (“Fibria Overseas”) exercised its right to redeem all of the outstanding aggregate principal amount of its 5.250% Notes due 2024 (“2024 Notes”) currently outstanding, in the total aggregate principal amount of US$352,793 (equivalent to R$1,829,690 on the transaction date).

Fibria Overseas redeemed the 2024 Notes, with funds obtained from the issuance of the 2032 Notes (Note 30.1), at a repurchase price equal to the greater of (a) 100.0% of the principal amount thereof, and (b) the sum of the present values of each remaining scheduled payment of principal and interest thereon discounted to the repurchase date on a semi-annual basis using a discount rate equal to the treasury rate plus 0.40%, plus in the case of item (a) only, accrued and unpaid interest on the principal amount of the 2024 Notes to the repurchase date (the “Make-Whole Amount”), plus in each case any accrued and unpaid interest and additional amounts, if any, on such securities to the repurchase date, as calculated by the Independent Investment Banker.

In the execution of the total repurchase, premium payments were made in the amounts of US$43,781 (equivalent to R$227,063 on the transaction date), to the bondholders of Notes 2024 recognized in the financial result and payment of interest of US$3,807 (equivalent to R$19,745 on the transaction date).

The 2024 Notes are no longer listed on the NYSE and the related guarantee by the guarantor was cancelled and any obligation thereunder extinguished.

18.7.4.	Early Settlement of the Export Prepayment Agreement

On July 27, 2021 the Company, through its associate Suzano Pulp and Paper Europe S.A., concluded the early settlement of the export prepayment agreement, entered into on December 4, 2018, as part of the funding structure for payment of the cash installment related to the business combination with Fibria Celulose S.A., with the Company as guarantor of the transaction (“Prepayment Agreement”). On this date, the updated balance of the Prepayment Agreement was US$333,152 (equivalent to R$1,721,364 on the transaction date), at the cost of Libor + 1.15% p.a., with an average term of 24 months and final maturity in December 4, 2023.

18.8.	Guarantees

Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment are offered by the Company, as disclosed in Note 15.1.

The Company does not have contracts with restrictive financial clauses (financial covenants) to be complied with.